Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule Of Number of common shares to be issued upon exercise of remaining warrants
As of June 30, 2022, the number of common shares that can potentially be issued under outstanding warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	43,000
Class B	11,802,000
Class C	78,278,862
Class D	31,150,000

Total	121,273,862